Property, plant and equipment, net	6 Months Ended
Sep. 30, 2016
Property, plant and equipment, net
Property, plant and equipment, net

3Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2016	2016	2016
	RMB	RMB	US$

Buildings	584,661	585,560	87,810
Leasehold improvements	14,864	14,864	2,229
Machineries	149,213	154,181	23,121
Motor vehicles	15,808	17,552	2,632
Furniture, fixtures and equipment	41,099	43,281	6,490
Construction-in-progress	1,102	692	104

	806,747	816,130	122,386
Less: Accumulated depreciation	(232,180)	(254,298)	(38,134)

Total property, plant and equipment, net	574,567	561,832	84,252

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2015 and 2016 was RMB11,420 and RMB11,408 (US$1,711), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2015 and 2016 was RMB22,593 and RMB22,837 (US$3,425), respectively.

As of March 31, 2016, buildings with carrying value of RMB100,479 were collateralized for a short-term bank loan of RMB60,000 (Note 4).